Federated Hermes International Leaders ETF Investment Strategy - Federated Hermes International Leaders ETF	May 01, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective of long-term capital growth by investing primarily (that is, more than 50%) in a portfolio of equity securities, including common stock and depositary receipts, issued by foreign (non-U.S.) companies that the Fund’s investment adviser, Federated Global Investment Management Corp. (the “Adviser”), has deemed as the best opportunities across its investable universe relative to the company’s competitive position or its growth prospects. The Fund’s portfolio is managed using fundamental company analysis and valuation disciplines. The Adviser expects that, normally, the Fund will be invested primarily in foreign stocks in developed markets. The Fund is permitted, however, to invest in companies from both developed (including the United States) and emerging market countries. The Fund’s investment strategy focuses on non-U.S. companies whose share price does not reflect their intrinsic value. The Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price. The strategy gives broad exposure to industry leading companies in developed markets, many of which have a strong or growing presence in the emerging markets. The Fund may invest in exchange-traded funds, derivative contracts (such as options, swaps and futures contracts) and hybrid instruments (such as notes linked to underlying securities, indices or commodities) in order to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s) or to obtain premiums from the sale of derivative contracts. The Fund may also hedge its currency risk by using derivatives such as futures or forward contracts.